Subsequent Events - Additional Information (Detail) - TRY (₺) ₺ / shares in Units, ₺ in Thousands		3 Months Ended	12 Months Ended
	Apr. 15, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 08, 2021	Nov. 18, 2020
Disclosure of non-adjusting events after reporting period [line items]
Issuance of lease certificate											₺ 50,000
Dividends approved	₺ 2,585,787
Dividends approved per share	₺ 1.17536
Corporate tax rate					20.00%	22.00%	22.00%	22.00%	20.00%
Issuance of management agreement based lease certificates | Turkcell Odeme [member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of lease certificate										₺ 200,000
Capital advance payments to associate | TOGG
Disclosure of non-adjusting events after reporting period [line items]
Advances made		₺ 103,626
Changes in tax rate
Disclosure of non-adjusting events after reporting period [line items]
Corporate tax rate			20.00%	23.00%	25.00%